6. Deferred Revenue (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred revenue	$ 4,925,756	$ 5,085,383
Royalty Advance [Member]
Deferred revenue	2,000,000
Distribution Rights [Member]
Deferred revenue	$ 1,489,583